Stock-based compensation	12 Months Ended
Mar. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-based compensation
21. Stock-based compensation
Stock options
MHFG, MHBK, MHTB and MHSC have stock options, in the form of stock acquisition rights, for directors (excluding the outside directors) and executive officers of the respective companies (hereinafter referred to collectively as the “Directors”).
In this plan (“MHFG Stock Plan”), 1,000 shares of MHFG common stock shall be issued or transferred upon exercise of each of the stock acquisition rights. The exercise price is 1 yen per share. The contractual term of the stock acquisition rights is 20 years. A holder may exercise the stock acquisition rights only after the date on which such holder loses the status as a Director of MHFG, MHBK, MHTB or MHSC.
The following is a roll-forward of MHFG Stock Plan for the fiscal year ended March 31, 2020:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	4,245,000	1
Exercised during fiscal year	2,968,000	1

Outstanding at end of fiscal year	1,277,000	1	13.91	157

Exercisable at end of fiscal year	—	—	—	—

There were no
non-vested
stock options remaining as of March 31, 2020.
In May 2015, MHFG discontinued the stock option program. Thereafter, MHFG has not issued any new stock options.
Stock compensation programs
MHFG, MHBK, MHTB and MHSC introduced a position-based stock compensation program for Directors (“Stock Compensation I”) in July 2018 and a performance-based stock compensation program for Directors (“Stock Compensation II”) in May 2015. The stock compensation is paid in the form of shares of common stock of MHFG, acquired from the stock market through a trust, with the aim of aligning the Directors’ interests with those of the shareholders and increasing the incentive to enhance corporate value. Stock Compensation I, in principle, is paid at the time of retirement of the individual Directors in the form of common stock of MHFG and cash, calculated based on their position. Stock Compensation II is calculated and then paid to the Directors based on MHFG Group’s immediate, prior period-performance, the recent performance of organizations that the Directors are in charge of, and the performance of each Director. The payment in the form of common stock of MHFG and cash is deferred over a three-year, graded-vesting period. The amount of Stock Compensation I and II is subject to reduction or forfeiture.
The following table presents activities related to the stock compensation programs for the fiscal years ended March 31, 2019 and 2020:

	Stock Compensation I		Stock Compensation II
2019	Number of shares	Weighted-average grant-date fair value	Number of shares	Weighted-average grant-date fair value
		(per share in yen)		(per share in yen)
Nonvested at the beginning of the year	—	—	13,319,406	182.04
Granted during fiscal year	3,770,065	189.24	6,906,635	189.24
Vested during fiscal year	3,770,065	189.24	5,068,949	187.48
Forfeited during fiscal year	—	—	—	—

Nonvested at the end of the year	—	—	15,157,092	183.50

	Stock Compensation I		Stock Compensation II
2020	Number of shares	Weighted-average grant-date fair value	Number of shares	Weighted-average grant-date fair value
		(per share in yen)		(per share in yen)
Nonvested at the beginning of the year	—	—	15,157,092	183.50
Granted during fiscal year	5,748,997	159.59	3,281,003	159.59
Vested during fiscal year	5,748,997	159.59	7,014,809	182.07
Forfeited during fiscal year	—	—	—	—

Nonvested at the end of the year	—	—	11,423,286	177.51

The following table presents the total fair value of the stock compensation that vested and the total amount of the common stock acquired from the stock market by the trustee for the fiscal years ended March 31, 2019 and 2020:

	2019		2020
	Stock Compensation I	Stock Compensation II	Stock Compensation I	Stock Compensation II
	(in millions of yen)
Fair value of vested shares	713	930	917	1,090
Common stock shares acquired	713	1,307	917	524

For both programs, the stock-based compensation cost is determined based on the fair value of MHFG’s common stock as of grant date. For Stock Compensation I and II, the liability related to the cash-based compensation cost is remeasured at each reporting date based on the fair value of MHFG’s common stock. For Stock Compensation II, the stock-based compensation costs are recognized evenly over the graded-vesting period, which is three years. For Stock Compensation I, as the program is effectively vested on the grant date, the stock-based compensation cost is recognized on the grant date. The following table presents the compensation cost recognized in the stock compensation programs for the fiscal years ended March 31, 2018, 2019 and 2020:

	2018	2019	2020
	(in millions of yen)
Stock Compensation I	—	713	917
Stock Compensation II	868	1,287	1,247

With regard to Stock Compensation II, the total compensation cost related to non-vested
awards not yet recognized is ¥1,175 million, and this cost will be recognized over 1.56 years as of the fiscal year ended March 31, 2020.